Corporate Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employees Country	Dec. 31, 2016 USD ($) Employees	Dec. 31, 2015 USD ($) Employees
Disclosure Of Corporate Information [Line Items]
Number of employees	182,915	206,633	152,321
Revenue | $	$ 56,444	$ 45,517	$ 43,064
Anheuser-Busch in Bev SA/NV [member]
Disclosure Of Corporate Information [Line Items]
Number of employees	200,000
Anheuser-Busch in Bev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [Line Items]
Number of beer brand	500
Brewing heritage periods	600
Number of countries where the entity operates | Country	50